Correction of Errors in Previously Reported Condensed Consolidated and Combined Financial Statements - Schedule of Restatement on the Condensed Consolidated and Combined Statement of Cash Flows (Details) - USD ($)
	1 Months Ended	3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash Flows From Operating Activities:
Net income (loss)		$ (4,092,145)	$ (6,636,679)	$ (32,535,982)	$ (10,517,566)	$ 2,988,626	$ (17,154,245)	$ (25,929,003)	$ (5,324,624)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and Amortization expense				94,392	197,303	206,858	298,805	350,509	552,855
Stock-based compensation	$ 2,800,000			1,359,000	1,810,662	1,307,095	2,088,838	2,367,014
Equity compensation expense						671	1,726,000	1,976,000
Change in fair value of derivative liabilities		2,237,050	(7,232,835)	8,182,500	(16,784,200)	(9,964,250)	(24,017,035)	(18,011,100)
Loss on issuance of common stock and warrants			$ 9,654,799	20,590,717	20,590,717		30,245,516	$ 30,281,475
As Reported [Member]
Cash Flows From Operating Activities:
Net income (loss)				(29,766,263)	(7,747,847)		(14,384,526)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and Amortization expense				94,392	197,303		298,805
Stock-based compensation				1,359,000	1,810,662		2,088,838
Equity compensation expense							1,726,000
Change in fair value of derivative liabilities				8,182,500	(16,784,200)		(24,017,035)
Loss on issuance of common stock and warrants				17,820,998	17,820,998		27,475,797
Adjustments [Member]
Cash Flows From Operating Activities:
Net income (loss)				(2,769,719)	(2,769,719)		(2,769,719)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and Amortization expense
Stock-based compensation
Equity compensation expense
Change in fair value of derivative liabilities
Loss on issuance of common stock and warrants				$ 2,769,719	$ 2,769,719		$ 2,769,719